Property and Equipment, Net (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 419,000	$ 437,000	$ 1,274,000	$ 1,189,000	$ 1,642,943	$ 1,950,021